Label	Element	Value
BNY Mellon Dynamic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	April 1, 2024 BNY MELLON ADVANTAGE FUNDS, INC. - BNY Mellon Dynamic Total Return Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Dynamic Total Return Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In addition to the management fee waiver and expense limitation agreement described in the prospectus, the fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2025